Segment reporting - Reconciliation of cash earnings to net profit (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ 8,095	$ 7,990	$ 7,445
Operating segments (cash earnings)
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	8,065	8,062	7,822
Net cash earnings adjustment
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	30	(72)	(377)
Adjustments relating to Pendal (BTIM)
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	(73)	171
Amortisation of intangible assets
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	17	137	158
Acquisition, transaction and integration expenses
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation			15
Fair value gain/(loss) on economic hedges
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	126	(69)	(203)
Ineffective hedges
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	(13)	(16)	9
Treasury shares
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	$ 7	$ (21)	$ (10)